Income Taxes (Effective Tax Rates Differ From Federal Statutory Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Federal statutory income tax rate	21.00%	21.00%
Federal statutory rate times financial statement income	$ 7,619	$ 2,529
Stock compensation	(19)	(18)
Bank owned life insurance income	(30)	(30)
Historic tax credits	(807)
Low income housing tax credits	(106)	(59)
Other	18	18
Total	$ 6,675	$ 2,440
Effective tax rate	18.00%	20.00%